UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

100 International Drive

Baltimore, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Funds, Inc

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: 07/01/2018–06/30/2019

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset High Yield Fund and Western Asset Macro Opportunities Fund.

There were no proxies voted on behalf of Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset Inflation-Indexed Plus Bond Fund, Western Asset Intermediate Bond Fund and Western Asset Total Return Unconstrained Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06110
Reporting Period: 07/01/2018 - 06/30/2019
Western Asset Funds, Inc.

========================= Western Asset Core Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Core Plus Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Western Asset High Yield Fund =========================

MONTAGE RESOURCES CORP

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 14, 2019   Meeting Type: ANNUAL
Record Date:  APR 24, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director 1 Randall M. Albert      FOR       FOR          Management
1.2   Elect Director 2 Mark E. Burroughs, Jr. FOR       FOR          Management
1.3   Elect Director 3 Eugene I. Davis        FOR       FOR          Management
1.4   Elect Director 4 Don Dimitrievich       FOR       FOR          Management
1.5   Elect Director 5 Michael C. Jennings    FOR       FOR          Management
1.6   Elect Director 6 Richard D. Paterson    FOR       FOR          Management
1.7   Elect Director 7 D. Martin Phillips     FOR       FOR          Management
1.8   Elect Director 8 John K. Reinhart       FOR       FOR          Management
1.9   Elect Director 9 Douglas E. Swanson,    FOR       FOR          Management
      Jr.
1.10  Elect Director 10 Robert L. Zorich      FOR       FOR          Management
2     To ratify the appointment of Grant      FOR       FOR          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2019.
3     To approve the Montage Resources        FOR       FOR          Management
      Corporation 2019 Long-Term Incentive
      Plan.

================ Western Asset Inflation Indexed Plus Bond Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Intermediate Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Macro Opportunities Fund ====================

MONTAGE RESOURCES CORP

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 14, 2019   Meeting Type: ANNUAL
Record Date:  APR 24, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director 1 Randall M. Albert      FOR       FOR          Management
1.2   Elect Director 2 Mark E. Burroughs, Jr. FOR       FOR          Management
1.3   Elect Director 3 Eugene I. Davis        FOR       FOR          Management
1.4   Elect Director 4 Don Dimitrievich       FOR       FOR          Management
1.5   Elect Director 5 Michael C. Jennings    FOR       FOR          Management
1.6   Elect Director 6 Richard D. Paterson    FOR       FOR          Management
1.7   Elect Director 7 D. Martin Phillips     FOR       FOR          Management
1.8   Elect Director 8 John K. Reinhart       FOR       FOR          Management
1.9   Elect Director 9 Douglas E. Swanson,    FOR       FOR          Management
      Jr.
1.10  Elect Director 10 Robert L. Zorich      FOR       FOR          Management
2     To ratify the appointment of Grant      FOR       FOR          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2019.
3     To approve the Montage Resources        FOR       FOR          Management
      Corporation 2019 Long-Term Incentive
      Plan.

================ Western Asset Total Return Unconstrained Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane E. Trust
Jane E. Trust
President of Western Asset Funds, Inc.

Date: August 14, 2019